Subsequent Event (Details) - USD ($)		1 Months Ended
	Dec. 19, 2016	May 26, 2017	Mar. 21, 2017	Jan. 24, 2017	Oct. 18, 2016	Aug. 29, 2016
Subsequent Event (Textual)
Dividends per share	$ 0.148
Dividend interst rate	25.00%	25.00%	25.00%			15.00%
Dividends, ordinary shares					2,013
Xin Quan [Member]
Subsequent Event (Textual)
Registered capital				$ 30,000,000